Revenue - Total revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Stream and related interests, Gold	$ 164,139	$ 108,143
Stream and related interests, Silver	144,970	96,584
Stream and related interests, Other	0	842
Royalty Interests	79,595	62,050
Revenue - other	0	1,372
Total revenues	$ 388,704	$ 268,991